Financial Risk Management - Summary of Maximum Exposure to Credit Risk (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 10,508,462	₩ 10,220,555
Cash and cash equivalents (except for cash on hand) [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	2,284,885	1,926,620
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	5,425,996	6,793,397
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	1,097,348
Contract assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	398,797
Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	29,843	7,389
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	714,653	5,813
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6,909
Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	484,271
Available-for-sale [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		9,899
Held-to-maturity financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		151
Financial instruments and others [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk		1,333,317
Financial guarantee contracts [member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	₩ 65,760	₩ 143,969